Bank Credit and Loans - Schedule of Bank Credit and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Convertible Note and Loans from shareholders		$ 3,072
Convertible Notes Payable [Member]
Convertible note from shareholders		3,175
Less: Beneficial Conversion Feature		(103)
Convertible Note and Loans from shareholders		$ 3,072